Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Fund
January 31, 2025
MER-NPRT1-0425
1.9891245.106
Common Stocks - 97.3%
	Shares	Value ($)
BRAZIL - 6.7%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Cury Construtora e Incorporadora SA	788,718	2,917,853
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA ADR	1,095,152	15,562,110
PRIO SA/Brazil (b)	3,103,800	21,769,965
		37,332,075
Financials - 1.7%
Banks - 1.2%
Itau Unibanco Holding SA	3,623,343	20,962,385
NU Holdings Ltd/Cayman Islands Class A (b)	3,219,656	42,628,246
		63,590,631
Capital Markets - 0.5%
Banco BTG Pactual SA unit	5,515,599	30,739,480
TOTAL FINANCIALS		94,330,111

Health Care - 0.7%
Health Care Providers & Services - 0.7%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	96,903,333	40,127,320
Industrials - 1.6%
Electrical Equipment - 1.1%
WEG SA	6,279,623	59,142,282
Ground Transportation - 0.5%
Localiza Rent a Car SA	1,483,963	7,838,731
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	20,624,953	17,081,437
		24,920,168
TOTAL INDUSTRIALS		84,062,450

Materials - 1.9%
Metals & Mining - 1.9%
Gerdau SA ADR	8,747,260	25,454,527
Vale SA	967,379	8,966,884
Vale SA ADR (e)	7,279,168	67,623,471
		102,044,882
TOTAL BRAZIL		360,814,691
CHINA - 28.9%
Communication Services - 5.7%
Entertainment - 0.2%
Netease Inc ADR	107,000	11,004,950
Interactive Media & Services - 5.5%
Tencent Holdings Ltd	5,702,394	300,032,705
TOTAL COMMUNICATION SERVICES		311,037,655

Consumer Discretionary - 12.9%
Automobile Components - 0.6%
Fuyao Glass Industry Group Co Ltd A Shares (China)	2,181,649	17,997,651
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China) (b)	3,526,700	17,039,797
		35,037,448
Automobiles - 1.0%
BYD Co Ltd H Shares	1,413,311	49,664,269
Li Auto Inc A Shares (b)	566,569	6,668,476
		56,332,745
Broadline Retail - 6.3%
Alibaba Group Holding Ltd	12,894,408	158,169,060
Alibaba Group Holding Ltd ADR	80,000	7,907,200
JD.com Inc A Shares	432,000	8,787,234
JD.com Inc ADR	1,918,275	78,112,158
PDD Holdings Inc Class A ADR (b)	743,176	83,168,826
		336,144,478
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group Inc ADR	540,665	26,362,825
Hotels, Restaurants & Leisure - 3.8%
Meituan B Shares (b)(c)(d)	5,481,638	104,329,590
Trip.com Group Ltd ADR (b)	893,744	62,714,017
Yum China Holdings Inc	816,841	37,778,896
		204,822,503
Household Durables - 0.6%
Haier Smart Home Co Ltd H Shares	8,165,385	27,007,495
Midea Group Co Ltd H Shares	558,320	5,366,876
		32,374,371
Textiles, Apparel & Luxury Goods - 0.1%
Shenzhou International Group Holdings Ltd	1,026,273	7,724,805
TOTAL CONSUMER DISCRETIONARY		698,799,175

Consumer Staples - 0.5%
Beverages - 0.5%
Kweichow Moutai Co Ltd A Shares (China)	90,125	17,938,575
Wuliangye Yibin Co Ltd A Shares (China)	566,300	10,005,227
		27,943,802
Financials - 3.4%
Banks - 2.3%
China Construction Bank Corp H Shares	45,656,049	37,151,025
China Merchants Bank Co Ltd H Shares	11,284,274	61,765,974
Industrial & Commercial Bank of China Ltd H Shares	36,751,000	24,950,627
		123,867,626
Insurance - 1.1%
China Life Insurance Co Ltd H Shares	9,705,814	17,912,140
Ping An Insurance Group Co of China Ltd H Shares	7,049,953	39,696,060
		57,608,200
TOTAL FINANCIALS		181,475,826

Health Care - 0.9%
Biotechnology - 0.7%
Innovent Biologics Inc (b)(c)(d)	2,229,288	9,455,713
Zai Lab Ltd ADR (b)	964,000	26,211,160
		35,666,873
Health Care Equipment & Supplies - 0.2%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	473,253	15,247,827
TOTAL HEALTH CARE		50,914,700

Industrials - 2.0%
Electrical Equipment - 1.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,640,086	58,582,738
Ground Transportation - 0.5%
Full Truck Alliance Co Ltd ADR	2,460,400	27,704,104
Machinery - 0.4%
Airtac International Group	502,127	13,003,345
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	1,093,500	9,385,381
		22,388,726
TOTAL INDUSTRIALS		108,675,568

Information Technology - 2.6%
Technology Hardware, Storage & Peripherals - 2.6%
Xiaomi Corp B Shares (b)(c)(d)	27,909,491	139,884,036
Materials - 0.6%
Metals & Mining - 0.6%
Zijin Mining Group Co Ltd H Shares	17,036,327	31,834,202
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
KE Holdings Inc ADR	849,700	14,810,270
TOTAL CHINA		1,565,375,234
GREECE - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	442,500	7,601,859
Financials - 0.4%
Banks - 0.4%
Eurobank Ergasias Services and Holdings SA	7,537,277	18,863,758
TOTAL GREECE		26,465,617
HUNGARY - 1.7%
Financials - 1.2%
Banks - 1.2%
OTP Bank Nyrt	1,057,318	65,454,193
Health Care - 0.5%
Pharmaceuticals - 0.5%
Richter Gedeon Nyrt	1,087,333	28,141,240
TOTAL HUNGARY		93,595,433
INDIA - 14.7%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Bharti Airtel Ltd	4,298,101	80,445,204
Consumer Discretionary - 1.5%
Automobiles - 0.1%
Hyundai Motor India Ltd	343,828	6,653,600
Hotels, Restaurants & Leisure - 1.4%
MakeMyTrip Ltd (b)	78,000	8,523,060
Swiggy Ltd (b)	1,187,700	5,669,326
Zomato Ltd (b)	22,802,420	57,789,199
		71,981,585
TOTAL CONSUMER DISCRETIONARY		78,635,185

Consumer Staples - 0.3%
Tobacco - 0.3%
ITC Ltd	2,878,440	14,839,617
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Reliance Industries Ltd	5,662,182	82,453,552
Financials - 4.8%
Banks - 4.5%
Axis Bank Ltd	2,513,295	28,495,201
HDFC Bank Ltd	6,274,049	122,882,724
ICICI Bank Ltd	6,276,808	90,384,371
		241,762,296
Insurance - 0.3%
HDFC Life Insurance Co Ltd (c)(d)	2,539,944	18,664,712
TOTAL FINANCIALS		260,427,008

Health Care - 0.9%
Health Care Providers & Services - 0.7%
Max Healthcare Institute Ltd	2,950,774	36,046,992
Pharmaceuticals - 0.2%
Mankind Pharma Ltd (b)	469,050	13,143,912
TOTAL HEALTH CARE		49,190,904

Industrials - 2.0%
Aerospace & Defense - 1.0%
Hindustan Aeronautics Ltd (d)	1,196,882	54,168,596
Construction & Engineering - 0.8%
Larsen & Toubro Ltd	1,024,174	42,050,177
Professional Services - 0.2%
Computer Age Management Services Ltd	343,208	14,207,330
TOTAL INDUSTRIALS		110,426,103

Information Technology - 1.5%
IT Services - 1.5%
Infosys Ltd	2,376,696	51,748,321
Tata Consultancy Services Ltd	662,014	31,345,523
		83,093,844
Materials - 0.2%
Metals & Mining - 0.2%
Jindal Steel & Power Ltd	705,773	6,415,751
Tata Steel Ltd	3,355,180	5,188,489
		11,604,240
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
NTPC Ltd	6,785,189	25,286,633
TOTAL INDIA		796,402,290
INDONESIA - 2.0%
Financials - 2.0%
Banks - 2.0%
Bank Central Asia Tbk PT	145,356,612	83,969,592
Bank Mandiri Persero Tbk PT	48,893,337	17,964,512
Bank Negara Indonesia Persero Tbk PT	29,019,600	8,442,681

TOTAL INDONESIA		110,376,785
KOREA (SOUTH) - 10.7%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.7%
KT Corp	1,231,240	40,288,469
Interactive Media & Services - 0.9%
NAVER Corp	312,374	46,111,946
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Hyundai Motor Co	192,429	26,998,374
Kia Corp	183,120	12,737,225
		39,735,599
Consumer Staples - 0.7%
Tobacco - 0.7%
KT&G Corp	516,414	39,037,386
Financials - 1.1%
Banks - 0.7%
Hana Financial Group Inc	167,317	6,903,392
KB Financial Group Inc	496,347	30,998,220
		37,901,612
Insurance - 0.4%
Samsung Fire & Marine Insurance Co Ltd	93,076	24,215,525
TOTAL FINANCIALS		62,117,137

Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
Samsung Biologics Co Ltd (b)(c)(d)	42,017	30,977,135
Industrials - 1.2%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	568,699	20,709,806
Machinery - 0.8%
Samsung Heavy Industries Co Ltd (b)	4,747,320	42,081,314
TOTAL INDUSTRIALS		62,791,120

Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	467,800	62,780,136
Technology Hardware, Storage & Peripherals - 3.6%
Samsung Electronics Co Ltd	5,501,505	195,856,475
TOTAL INFORMATION TECHNOLOGY		258,636,611

TOTAL KOREA (SOUTH)		579,695,403
MALAYSIA - 0.9%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
MR DIY Group M Bhd (c)(d)	8,902,500	3,347,509
Financials - 0.6%
Banks - 0.6%
CIMB Group Holdings Bhd	18,180,401	32,654,597
Utilities - 0.2%
Electric Utilities - 0.2%
Tenaga Nasional Bhd	3,499,223	10,672,081
TOTAL MALAYSIA		46,674,187
MEXICO - 3.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	12,973,614	9,059,367
Consumer Staples - 1.2%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV ADR	91,133	7,775,467
Consumer Staples Distribution & Retail - 0.3%
Wal-Mart de Mexico SAB de CV Series V	7,270,743	18,848,775
Food Products - 0.8%
Gruma SAB de CV Series B	2,215,433	38,395,351
TOTAL CONSUMER STAPLES		65,019,593

Financials - 1.1%
Banks - 1.1%
Grupo Financiero Banorte SAB de CV	8,697,814	60,106,503
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV Series B	419,900	7,760,916
Materials - 0.3%
Metals & Mining - 0.3%
Grupo Mexico SAB de CV Series B	2,808,704	13,769,725
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Corp Inmobiliaria Vesta SAB de CV ADR	816,314	21,420,079
TOTAL MEXICO		177,136,183
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	167,291	30,630,982
PHILIPPINES - 0.8%
Industrials - 0.5%
Transportation Infrastructure - 0.5%
International Container Terminal Services Inc	4,932,742	29,429,094
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Ayala Land Inc	36,349,428	13,819,308
TOTAL PHILIPPINES		43,248,402
POLAND - 0.9%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Allegro.eu SA (b)(c)(d)	2,553,647	18,842,523
Financials - 0.6%
Banks - 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	1,871,435	30,797,484
TOTAL POLAND		49,640,007
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC (b)(f)	568,462	0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	5,098,115	1
TOTAL RUSSIA		1
SAUDI ARABIA - 1.8%
Financials - 1.8%
Banks - 1.8%
Al Rajhi Bank	2,401,226	63,380,536
Alinma Bank	1,706,244	13,579,167
Saudi National Bank/The	2,117,999	19,312,546

TOTAL SAUDI ARABIA		96,272,249
SINGAPORE - 0.6%
Communication Services - 0.6%
Entertainment - 0.6%
Sea Ltd Class A ADR (b)	270,800	32,980,732
SOUTH AFRICA - 4.8%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
MTN Group Ltd	3,039,916	18,646,812
Consumer Discretionary - 1.0%
Broadline Retail - 0.6%
Naspers Ltd Class N	151,512	31,943,328
Specialty Retail - 0.4%
Pepkor Holdings Ltd (c)(d)(e)	17,860,133	24,615,437
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Shoprite Holdings Ltd	2,712,851	41,409,916
Financials - 1.7%
Banks - 1.3%
Absa Group Ltd	1,033,433	10,251,123
Capitec Bank Holdings Ltd	266,822	42,483,136
Standard Bank Group Ltd	1,416,795	16,516,086
		69,250,345
Financial Services - 0.4%
FirstRand Ltd	4,852,858	19,743,872
TOTAL FINANCIALS		88,994,217

Materials - 1.0%
Metals & Mining - 1.0%
African Rainbow Minerals Ltd (e)	1,367,023	11,778,047
Impala Platinum Holdings Ltd (b)	5,698,051	31,274,702
Northam Platinum Holdings Ltd	1,949,106	13,177,092
		56,229,841
TOTAL SOUTH AFRICA		261,839,551
TAIWAN - 15.7%
Financials - 0.3%
Financial Services - 0.3%
Chailease Holding Co Ltd	4,547,745	15,758,982
Information Technology - 15.4%
Electronic Equipment, Instruments & Components - 1.8%
Chroma ATE Inc	890,000	9,953,354
E Ink Holdings Inc	1,225,304	10,213,665
Hon Hai Precision Industry Co Ltd	13,243,536	70,227,495
Yageo Corp	617,411	9,951,282
		100,345,796
Semiconductors & Semiconductor Equipment - 13.6%
Alchip Technologies Ltd	264,413	24,428,468
eMemory Technology Inc	331,000	32,444,029
MediaTek Inc	1,083,044	46,579,657
Taiwan Semiconductor Manufacturing Co Ltd	19,074,835	632,191,913
		735,644,067
TOTAL INFORMATION TECHNOLOGY		835,989,863

TOTAL TAIWAN		851,748,845
THAILAND - 0.3%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	2,891,201	4,437,208
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Bumrungrad Hospital Pcl	1,729,400	9,182,351
TOTAL THAILAND		13,619,559
TURKEY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	3,678,000	12,066,670
UNITED ARAB EMIRATES - 1.6%
Energy - 1.2%
Energy Equipment & Services - 1.2%
ADNOC Drilling Co PJSC	42,530,205	62,526,540
Financials - 0.4%
Banks - 0.4%
Abu Dhabi Commercial Bank PJSC	6,653,600	21,701,346
TOTAL UNITED ARAB EMIRATES		84,227,886
UNITED KINGDOM - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc	1,064,345	32,153,862
TOTAL COMMON STOCKS (Cost $4,372,766,086)		5,264,964,569

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/13/2025	4.44	6,420,000	6,412,424
US Treasury Bills 0% 2/6/2025	4.47 to 4.48	1,400,000	1,399,509
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,809,746)			7,811,933

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	139,233,509	139,261,356
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	65,155,300	65,161,815
TOTAL MONEY MARKET FUNDS (Cost $204,423,171)			204,423,171

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $4,584,999,003)	5,477,199,673
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(65,628,144)
NET ASSETS - 100.0%	5,411,571,529

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $390,243,975 or 7.2% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $444,412,571 or 8.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	345,627,746	350,032,139	556,398,529	2,934,951	-	-	139,261,356	139,233,509	0.2%
Fidelity Securities Lending Cash Central Fund	61,570,305	172,454,770	168,863,260	81,832	-	-	65,161,815	65,155,300	0.3%
Total	407,198,051	522,486,909	725,261,789	3,016,783	-	-	204,423,171	204,388,809

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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